Segment Information	12 Months Ended
Dec. 31, 2016
Segment Information
Segment Information

25.Segment Information

(a)Description of segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results. The Group has determined that its operations are organized into three reportable segments: 1) Online Game Services; 2) Advertising Services; 3) Email, E-commerce and Others.

(b)Segment data

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2014, 2015 and 2016. The Group does not allocate any operating costs or assets to its business segments as the Group’s CODM does not use this information to measure the performance of the operating segments. There was no significant transaction between reportable segments for the years ended December 31, 2014, 2015 and 2016 (in thousands).

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Net revenues:
Online game services	9,266,158	17,314,148	27,980,491
Advertising services	1,344,829	1,789,377	2,152,379
E-mail, e-commerce and others	1,101,847	3,699,370	8,045,974

Total net revenues	11,712,834	22,802,895	38,178,844

Cost of revenues:
Online game services	(2,111,701)	(5,393,555)	(9,974,146)
Advertising services	(518,691)	(599,032)	(749,652)
E-mail, e-commerce and others	(631,152)	(3,406,673)	(5,791,234)

Total cost of revenues	(3,261,544)	(9,399,260)	(16,515,032)

Gross profit:
Online game services	7,154,457	11,920,593	18,006,345
Advertising services	826,138	1,190,345	1,402,727
E-mail, e-commerce and others	470,695	292,697	2,254,740

Total gross profit	8,451,290	13,403,635	21,663,812

All revenues of the Group’s reportable segments are derived from China based on the geographical locations where services are provided to customers.